Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Balance at beginning of year	$ 349.7	$ 214.1	$ 134.2
Additions due to acquisitions	54.2		54.3
Additions for tax positions of current year	341.6	14.0	35.3
Additions for tax positions of prior years	94.1	121.2	38.3
Closure of tax years	(28.1)	(5.2)
Settlements	9.8	(5.6)	48.0
Balance at end of year	801.7	349.7	214.1
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	24.0	19.0
Current Liability [Member]
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Balance at end of year	3.0
IRS [Member]
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities		10.0
IRS [Member] | Tax Years 2010 and 2011 [Member]
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities			$ 48.0
Tax Planning Related To Prior Years [Member]
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Additions for tax positions of prior years	43.0
Foreign Tax Positions [Member]
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Additions for tax positions of prior years	35.0
Utilization of Deferred Tax Assets [Member]
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Additions for tax positions of prior years	$ 14.0	70.0
Foreign Net Operating Losses [Member]
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Additions for tax positions of prior years		$ 28.0